UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 10/31/09

Item 1.  Schedule of Investments.

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
OCTOBER 31, 2009
	Shares	Market Value

COMMON STOCK - 94.95%
BANKS - 5.89%
U.S. Bancorp	58,900	$ 1,367,658
Wells Fargo & Co.	49,600	1,364,992
		2,732,650
BEVERAGES - 6.69%
Brown-Forman Corp. - Cl. B	25,500	1,244,655
Pepsico, Inc.	30,700	1,858,885
		3,103,540
CHEMICALS - 2.07%
Ecolab, Inc.	21,900	962,724

COMMERCIAL SERVICES - 3.03%
Paychex, Inc.	49,500	1,406,295

COMPUTERS - 5.11%
Accenture Ltd.	24,300	901,044
Hewlett Packard Co.	31,000	1,471,260
		2,372,304
COSMETICS / PERSONAL CARE - 8.22%
Colgate-Palmolive Co.	24,200	1,902,846
Procter & Gamble Co.	33,000	1,914,000
		3,816,846
DISTRIBUTION / WHOLESALE - 1.81%
Fastenal Co.	24,300	838,350

DIVERSIFIED FINANCIAL SERVICES - 4.02%
Nasdaq Stock Market, Inc. *	46,000	830,760
T. Rowe Price Group, Inc.	21,200	1,033,076
		1,863,836
ELECTRONICS - 1.86%
Flextronics International Ltd. *	133,500	865,080

ENGINEERING & CONSTRUCTION - 4.06%
Fluor Corp.	20,000	888,400
Jacobs Engineering Group, Inc. *	23,600	998,044
		1,886,444
ENVIRONMENTAL CONTROL - 2.14%
Stericycle, Inc. *	19,000	995,030

HEALTHCARE - PRODUCTS - 6.02%
Johnson & Johnson	31,200	1,842,360
Medtronic, Inc.	26,600	949,620
		2,791,980
INSURANCE - 3.13%
Berkshire Hathaway, Inc. - Cl. B *	443	1,454,369

GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
OCTOBER 31, 2009
	Shares	Market Value

MEDIA - 2.95%
Walt Disney Co.	50,100	$ 1,371,237

OIL & GAS - 6.29%
BP PLC - ADR	29,000	1,641,980
Noble Corp.	31,300	1,275,162
		2,917,142
OIL & GAS SERVICES - 4.98%
BJ Services Co.	62,700	1,203,840
Schlumberger Ltd.	17,800	1,107,160
		2,311,000
PHARMACEUTICALS - 5.25%
Abbott Labs	28,600	1,446,302
Teva Pharmaceutical Industries Ltd. - ADR	19,600	989,408
		2,435,710
REAL ESTATE - 2.77%
CB Richard Ellis Group, Inc.*	124,000	1,283,400

RETAIL - 5.57%
Wal-Mart Stores, Inc.	33,300	1,654,344
Yum! Brands, Inc.	28,300	932,485
		2,586,829
SEMICONDUCTORS - 2.36%
Texas Instruments, Inc.	46,700	1,095,115

SOFTWARE - 8.31%
Autodesk, Inc. *	41,800	1,042,074
Cerner Corp. *	18,300	1,391,532
Intuit, Inc. *	49,000	1,424,430
		3,858,036
TELECOMMUNICATIONS - 2.42%
Cisco Systems, Inc. *	49,100	1,121,935

TOTAL COMMON STOCK		44,069,852
( Cost - $37,586,003)

EXCHANGE TRADED FUNDS - 3.01%
EQUITY FUND - 3.01%
iShares Nasdaq Biotechnology Index Fund	19,000	1,394,220
TOTAL EXCHANGE TRADED FUNDS		1,394,220
( Cost - $1,508,228)

SHORT-TERM INVESTMENTS - 1.92%
MONEY MARKET FUND - 1.92%
AIM STIT-Treasury Portfolio, Institutional Class, 0.05%	892,257	892,257
TOTAL SHORT-TERM INVESTMENTS		892,257
( Cost - $892,257)

TOTAL INVESTMENTS - 99.88%
( Cost - $39,986,488)		46,356,329
OTHER ASSETS LESS LIABILITIES - 0.12%		56,539
NET ASSETS - 100.00%		$ 46,412,868
GENERATIONS MULTI - STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
OCTOBER 31, 2009
		Market Value

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation
(depreciation) of:
Unrealized appreciation		$ 6,944,659
Unrealized depreciation		(574,818)
Net unrealized appreciation		$ 6,369,841

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 44,069,852	$ -	$ -	$ 44,069,852
Exchange-Traded Funds	1,394,220	-	-	1,394,220
Short-Term Investments	892,257	-	-	892,257
Total	$ 46,356,329	$ -	$ -	$ 46,356,329

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/22/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/22/09